Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value: (See note 7)
Investments, at fair value	$ 21,419,952	$ 17,956,566
Investments, at contract value: (See note 8)
Total investments	24,696,030	21,278,067
Contributions receivable	26,182	14,193
Notes receivable from participants	280,983	264,907
Net assets available for benefits	25,003,195	21,557,167
Unity Bancorp, Inc. Common Stock
Investments, at fair value: (See note 7)
Investments, at fair value	1,915,875	1,672,817
Mutual Funds
Investments, at fair value: (See note 7)
Investments, at fair value	7,583,459	6,023,064
Common Collective Trusts
Investments, at fair value: (See note 7)
Investments, at fair value	4,697,346	3,841,627
Pooled Separate Accounts
Investments, at fair value: (See note 7)
Investments, at fair value	7,223,272	6,419,058
Guaranteed Investment Contract
Investments, at contract value: (See note 8)
Investments, at contract value	$ 3,276,078	$ 3,321,501